Note 12	6 Months Ended
Jun. 30, 2024
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of Financial Assets At Fair Value Through Other Comprehensive Income [Text Block]	Financial assets at fair value through other comprehensive income Breakdown of the balance
The breakdown of the balance of this heading of the condensed consolidated balance sheets by type of financial instruments is as follows:

Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	June 2024	December 2023
Equity instruments	6.2	1,382	1,217
Debt securities		59,284	60,963
Loans and advances to credit institutions	6.2	25	26
Total	7	60,691	62,205
Of which: loss allowances of debt securities		(129)	(84)
Gains/losses
Changes in gains (losses)
The changes in the unrealized gains/losses (net of taxes) during the six months ended June 30, 2024 and in the year ended December 31, 2023 of debt securities recognized under the equity heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income – Items that will not be reclassified to profit or loss – Fair value changes of equity instruments measured at fair value through other comprehensive income” in the condensed consolidated balance sheets are as follows:

Other comprehensive income - Changes in gains (losses) (Millions of Euros)
		Debt securities		Equity instruments
	Notes	June 2024	December 2023	June 2024	December 2023
Balance at the beginning		(356)	(809)	(1,112)	(1,194)
Valuation gains and losses		(769)	659	155	80
Amounts transferred to income		51	5
Amounts transferred to Reserves				(1)	2
Income tax and other		241	(211)	(2)	(1)
Balance at the end	27	(833)	(356)	(960)	(1,112)